World Omni Automobile Lease Securitization Trust 2018-B
MONTHLY SERVICER CERTIFICATE For the collection period ended 03/31/2020

A.	DATES	Begin	End	# days

1	Payment Date		4/15/2020
2	Collection Period	3/1/2020	3/31/2020	31
3	Monthly Interest Period-Actual	3/16/2020	4/14/2020	30
4	Monthly Interest - Scheduled	3/15/2020	4/14/2020	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	87,000,000.00	-	-	-	-	-	0.0000000
6	Class A-2a Notes	208,000,000.00	68,669,869.93	-	-	12,341,276.14	56,328,593.79	0.2708105
7	Class A-2b Notes	94,000,000.00	31,033,498.91	-	-	5,577,307.49	25,456,191.42	0.2708105
8	Class A-3 Notes	302,000,000.00	302,000,000.00	-	-	-	302,000,000.00	1.0000000
9	Class A-4 Notes	70,000,000.00	70,000,000.00	-	-	-	70,000,000.00	1.0000000
10	Total Class A Notes	761,000,000.00	471,703,368.84	-	-	17,918,583.63	453,784,785.21
11	Class B Notes	39,800,000.00	39,800,000.00	-	-	-	39,800,000.00	1.0000000

12	Total Notes	$800,800,000.00	511,503,368.84	$0.00	$0.00	$17,918,583.63	493,584,785.21
	Overcollateralization
13	Exchange Note	42,104,423.90	39,681,182.65	38,606,067.63
14	Series 2018-B Notes	93,656,047.10	110,168,492.71	111,243,607.73

15	Total Overcollateralization	135,760,471.00	149,849,675.36	149,849,675.36
16	Total Target Overcollateralization	$149,849,675.36	149,849,675.36	149,849,675.36
		One-Month LIBOR						Interest Shortfall
			Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount
17	Class A-1 Notes		2.26923%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-2a Notes		2.96%	169,385.68	0.8143542	12,341,276.14	59.3330584	0.00
19	Class A-2b Notes	0.70463%	0.88463%	22,877.64	0.2433791	5,577,307.49	59.3330584	0.00
20	Class A-3 Notes		3.19%	802,816.67	2.6583333	0.00	0.0000000	0.00
21	Class A-4 Notes		3.3%	192,500.00	2.7500000	0.00	0.0000000	0.00
22	Total Class A Notes			1,187,579.99	1.5605519	17,918,583.63	23.5461020	0.00
23	Class B Notes		3.43%	113,761.67	2.8583334	0.00	0.0000000	0.00

24	Totals			1,301,341.66	1.6250520	17,918,583.63	22.3758537	0.00
		Initial Balance	Beginning Balance	Ending Balance
25	Exchange Note Balance	894,456,047.10	621,671,861.55	604,828,392.94

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	7.25%	7.25%
27	Aggregate Securitization Value	936,560,471.00	643,434,460.57
28	Aggregate Base Residual Value (Not Discounted)	680,765,837.79	562,418,566.41
	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	200	1,296,086.83
30	Turn-in Ratio on Scheduled Terminations			61.50%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	31,384	661,353,044.20
32	Depreciation/Payments		(7,276,777.35)
33	Gross Credit Losses	(72)	(1,537,605.54)
34	Early Terminations — Regular	(8)	(231,751.41)
35	Scheduled Terminations — Returned	(175)	(3,149,816.60)
36	Payoff Units & Lease Reversals	(249)	(5,722,632.73)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	30,880	643,434,460.57

C.	SERVICING FEE

39	Servicing Fee Due	0.00

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(564,409.02)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,682,802.35
43	Beginning Reserve Account Balance	4,682,802.35
44	Ending Reserve Account Balance	4,682,802.35

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	30,141	98.68%	628,158,352.19
46	31 - 60 Days Delinquent	308	1.01%	6,821,717.9
47	61 - 90 Days Delinquent	77	0.25%	1,876,370.37
48	91 -120 Days Delinquent	18	0.06%	491,036.25
49	121+ Days Delinquent	-	-	-

50	Total	30,544	100%	637,347,476.71

51	Total 61+ Delinquent as % End of Period Securitization Value	0.37%
52	Delinquency Trigger Occurred	NO

53	Prepayment Speed (1 Month)	0.91%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

54	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	183	3,381,568.01
55	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(3,439,616.44)
56	Less: Excess Wear and Tear Received in Current Period		(20,440.38)
57	Less: Excess Mileage Received in Current Period		(12,435.59)

58	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(90,924.40)

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
59	Current Period Net Residual Losses/(Gains) Ratio	(0.16)%
60	Prior Period Net Residual Losses/(Gains) Ratio	(0.14)%
61	Second Prior Period Net Residual Losses/(Gains) Ratio	(0.03)%
62	Third Prior Period Net Residual Losses/(Gains) Ratio	0.05%
63	Four Month Average	(0.07)%

64	Beginning Cumulative Net Residual Losses	(73,474.33)
65	Current Period Net Residual Losses	(90,924.40)

66	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units	(164,398.73)

67	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value	(0.02)%

	Credit Losses:	Units	Amounts
68	Aggregate Securitization Value on charged-off units	72	1,537,605.54
69	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(1,132,554.06)

70	Current Period Net Credit Losses/(Gains)		405,051.48

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
71	Current Period Net Credit Losses/(Gains) Ratio		0.73%
72	Prior Period Net Credit Losses/(Gains) Ratio		0.49%
73	Second Prior Period Net Credit Losses/(Gains) Ratio		0.86%
74	Third Prior Period Net Credit Losses/(Gains) Ratio		0.82%
75	Four Month Average		0.73%

76	Beginning Cumulative Net Credit Losses		5,695,814.07
77	Current Period Net Credit Losses		405,051.48

78	Ending Cumulative Net Credit Losses		6,100,865.55

79	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.65%

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

80	Lease Payments Received	11,039,587.42
81	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	3,282,676.68
82	Liquidation Proceeds, Recoveries & Expenses	900,643.97
83	Insurance Proceeds	231,910.09
84	Sales Proceeds, Recoveries & Expenses - Early Terminations	189,815.73
85	Payoff Payments	6,445,189.08
86	All Other Payments Received	-

87	Collected Amounts	22,089,822.97

88	Investment Earnings on Collection Account	17,555.23

89	Total Collected Amounts - Available for Distribution	22,107,378.20

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

90	Servicing Fee	551,127.54
91	Interest on the Exchange Note - to the Trust Collection Account	1,776,945.4
92	Principal on the Exchange Note - to the Trust Collection Account	16,843,468.61
93	Trust Collection Account Shortfall Amount - to the Trust Collection Account	2,859,896.53
94	Remaining Funds Payable to Trust Collection Account	75,940.12

95	Total Distributions	22,107,378.20

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

96	Available Funds	22,107,378.20

97	Investment Earnings on Reserve Account	3,355.67

98	Reserve Account Draw Amount	0.00

99	Total Available Funds - Available for Distribution	22,110,733.87

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

100	Administration Fee	27,556.38
101	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
102	Class A Noteholders' Interest Distributable Amount	1,187,579.99
103	Noteholders' First Priority Principal Distributable Amount	-
104	Class B Noteholders' Interest Distributable Amount	113,761.67
105	Noteholders' Second Priority Principal Distributable Amount	-
106	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
107	Noteholders' Regular Principal Distributable Amount	17,918,583.63
108	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
109	Remaining Funds Payable to Certificateholders	-
110	Retained Amounts	2,863,252.20

111	Total Distributions	22,110,733.87